CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit (loss) for the year	$ 25,043	$ 35,437	$ (21,487)
Adjustments for:
Depreciation and amortization	63,124	58,676	78,285
Net financing expense (income)	(5,082)	1,965	1,699
Loss from disposals of fixed and intangible assets	0	0	2
Loss (income) on leases modification	(151)	10	119
Loss and revaluation on sale of business unit	0	16	1,765
Remeasurement of net investment in a finance lease	195	1,488	0
Share-based compensation and restricted shares	18,048	11,460	19,169
Tax expense	12,216	3,095	2,503
Change in trade and other receivables	21,931	(14,458)	30,603
Change in trade and other payables	(21,311)	57,671	(43,077)
Change in employee benefits	(103)	63	(1)
Income taxes received	5,225	704	352
Income taxes paid	(11,417)	(5,512)	(8,721)
Interest received	4,416	6,595	8,016
Interest paid	(2,025)	(6,375)	(8,486)
Net cash provided by operating activities	110,109	150,835	60,741
CASH FLOWS FROM INVESTING ACTIVITIES
Change in pledged deposits, net	(276)	390	1,498
Payments on finance lease receivable	1,246	1,824	1,112
Repayment of debt investment	103	95	51
Acquisition of fixed assets	(12,118)	(7,742)	(4,495)
Acquisition and capitalization of intangible assets	(17,577)	(15,779)	(15,126)
Investment in shares	(20,000)	0	0
Net cash used in investing activities	(48,622)	(21,212)	(16,960)
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of own shares	(101,702)	(60,735)	(9,518)
Proceeds from exercise of share options	443	1,133	233
Leases repayment	(16,265)	(15,142)	(17,262)
Repayment of long-term debt	0	(100,000)	0
Net cash used in financing activities	(117,524)	(174,744)	(26,547)
Net increase (decrease) in cash and cash equivalents	(56,037)	(45,121)	17,234
CASH AND CASH EQUIVALENTS AS OF THE BEGINNING OF YEAR	187,068	234,308	217,500
EFFECT OF EXCHANGE RATE FLUCTUATIONS ON CASH AND CASH EQUIVALENTS	2,277	(2,119)	(426)
CASH AND CASH EQUIVALENTS AS OF THE END OF YEAR	$ 133,308	$ 187,068	$ 234,308